Average number of employees - Summary of average number of employees (Parenthetical) (Detail) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of average number of employees [Line Items]
Average number of employees	47,458	46,807	51,029
Singapore [member]
Disclosure of average number of employees [Line Items]
Average number of employees	422	434	262
India [member]
Disclosure of average number of employees [Line Items]
Average number of employees	288	310	280